May 19, 2009

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	ING Variable Portfolios, Inc.

(File Nos. 333-05173; 811-07651)

Ladies and Gentlemen:

Attached for filing, via the EDGAR system, is Post-Effective Amendment No. 52 (“Amendment”) to the Registration Statement of ING Variable Portfolios, Inc. This Amendment is being filed pursuant to Rule 485(a) under the Securities Act of 1933 (“1933 Act”), as amended.

This Amendment is being filed for the purpose of registering four new series, ING Dow Jones Euro STOXX 50® Index Portfolio, ING FTSE 100 Index® Portfolio, ING Japan Equity Index Portfolio, and ING NASDAQ 100 Index® Portfolio. Should you have any questions concerning the attached filing, please contact the undersigned at 480.477.2649 or Kim Springer at 480.477.2674.

Regards,

/S/ Paul A. Caldarelli

Paul A. Caldarelli, Esq.

Senior Counsel

ING U.S. Legal Services

Attachment

cc:	Huey P. Falgout, Jr., Esq.

ING Investments LLC

Goodwin Procter LLP